Consolidated Balance Sheets - USD ($)		Jun. 30, 2021	Jun. 30, 2020
CURRENT ASSETS:
Cash		$ 1,319,977	$ 1,359,137
Accounts receivable, net		25,537,236	14,810,146
Advance to suppliers		1,999,876	3,176,527
Prepaid expenses and other current assets		3,553,028	1,177,947
TOTAL CURRENT ASSETS		32,410,117	20,523,757
Property and equipment, net		48,393	71,281
Intangible asset, net		1,635,321	1,695,215
Operating right-of-use asset		194,747	278,260
Deferred tax assets		140,757	83,795
Other non-current assets			251,464
TOTAL ASSETS		34,429,335	22,903,772
CURRENT LIABILITIES:
Short-term bank loans		5,140,990	1,838,833
Accounts payable		1,900,883	2,795,508
Deferred revenue		1,648,847	1,764,608
Taxes payable		4,232,391	2,374,093
Due to a related party		225,000
Accrued liabilities and other payables		77,567	119,573
Operating lease liability - current		98,427	96,357
TOTAL CURRENT LIABILITIES		13,324,105	8,988,972
Long-term bank loans		1,672,370
Operating lease liability - non-current		104,755	189,994
TOTAL LIABILITIES		15,101,230	9,178,966
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.001 per share; 44,000,000 Class A ordinary shares authorized as of June 30, 2020 and 2021; 11,021,834 and 12,086,923 Class A ordinary shares issued and outstanding as of June 30, 2020 and 2021, respectively; 6,000,000 Class B ordinary shares authorized, 5,763,077 Class B ordinary shares issued and outstanding as of June 30 2020 and 2021, respectively)	[1]	17,850	16,785
Subscription receivable		(15,441)	(15,441)
Additional paid-in capital		6,643,118	5,813,745
Statutory reserve		1,241,573	779,094
Retained earnings		10,498,183	6,693,120
Accumulated other comprehensive (loss) income		942,822	(367,581)
TOTAL POP CULTURE GROUP CO., LTD SHAREHOLDERS’ EQUITY		19,328,105	12,919,722
Non-controlling interests			805,084
TOTAL SHAREHOLDERS’ EQUITY		19,328,105	13,724,806
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 34,429,335	$ 22,903,772

[1]	Certain shares are related to the reorganization for the founding shareholders and are presented on a retroactive basis to reflect the reorganization (see Note 13).